Convertible Debentures - Narrative (Details) - USD ($) $ in Thousands		8 Months Ended	12 Months Ended
	Sep. 09, 2021	Sep. 08, 2021	Dec. 31, 2021	Dec. 31, 2020		Jul. 30, 2021
Disclosure of detailed information about borrowings [line items]
Debentures conversion (in shares)			16,449,980	0
Value of common shares issued on conversion or redemption			$ 206,798
Fair value reduction of embedded derivative upon conversion or redemption			(34,398)
Loss on debt extinguishment			3,497	$ 0	[1]
Conversion/redemption options
Disclosure of detailed information about borrowings [line items]
Fair value reduction of embedded derivative upon conversion or redemption			(34,398)
Financial assets at fair value through profit or loss | Conversion/redemption options
Disclosure of detailed information about borrowings [line items]
Fair value reduction of embedded derivative upon conversion or redemption			$ 34,398
2022 convertible debentures
Disclosure of detailed information about borrowings [line items]
Debentures conversion (in shares)	259,455	16,190,525	16,449,980
Aggregate principal amount of conversion or redemption			$ 172,400
Value of common shares issued on conversion or redemption			206,798
Debentures discount (net of amortization)			0	4,195		$ 2,296
Unamortized issuance costs			0	$ 2,249		$ 1,201
Amortisation expense, debentures discount			1,899
Amortisation expense, debentures issuance costs			1,048
Loss on debt extinguishment			$ 3,497
2022 convertible debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate						5.75%

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.